Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Finite Lived Intangible Assets Future Amortization
Schedule of Finite Lived Intangible Assets Future Amortization Expense
	December 31,
	2014	2015
Deferred mobilization expenses	$43,327	$23,992
Intangible assets, net	4,732	3,289
Prepaid investments	57,910	9,579
Total	$105,969	$36,860